PREPAID EXPENSES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES
Impairment Of Prepaid Expenses	$ 0	$ 121,125	$ 51,828